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                                     [LOGO]

                         WINTHROP MUNICIPAL MONEY FUND
                      WINTHROP U.S. GOVERNMENT MONEY FUND


                                OCTOBER 31, 1998


                                     ANNUAL
                                     REPORT

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


WINTHROP MONEY FUNDS -- STATEMENT OF INVESTMENTS October 31, 1998
--------------------------------------------------------------------------------
WINTHROP MUNICIPAL MONEY FUND

MUNICIPAL                                                                                      PRINCIPAL
OBLIGATIONS -- 97.0%                                                                             AMOUNT       VALUE
                                                                                               ----------  -----------
ALABAMA -- 2.4%
  Decatur, AL IDR SWDR (Amoco Chemical Co. Project) (LOC: Amoco Guarantee Corp.) VRDN
    3.800%'D'DD'.............................................................................  $1,400,000  $ 1,400,000
                                                                                                           -----------
ALASKA -- 1.7%
  City of Valdez, Alaska Marine Terminal CP (LOC: Atlantic Richfield Co.) 3.400%, 11/06/98...   1,000,000    1,000,000
                                                                                                           -----------
COLORADO -- 3.5%
  City & County of Denver, CO CP (LOC: Bayerische Landesbank) 3.100%, 11/12/98...............   1,000,000    1,000,000
  City & County of Denver, CO CP (LOC: Bayerische Landesbank) 3.300%, 11/17/98...............   1,000,000    1,000,000
                                                                                                           -----------
                                                                                                             2,000,000
                                                                                                           -----------
FLORIDA -- 5.2%
  Florida Local Government Assistance CP (LOC: First Union National Bank of Florida) 3.300%,
    12/09/98.................................................................................   2,000,000    2,000,000
  Florida Local Government Assistance CP (LOC: First Union National Bank of Florida) 3.300%,
    02/08/99.................................................................................   1,000,000    1,000,000
                                                                                                           -----------
                                                                                                             3,000,000
                                                                                                           -----------
GEORGIA -- 1.7%
  Municipal Gas Authority of Georgia Revenue Ser. C (LOC: Wachovia Bank, Bank of America,
    Morgan Guaranty Trust Co., Bayerische Landesbank) VRDN 3.250%'D'DD'......................   1,000,000    1,000,000
                                                                                                           -----------
IDAHO -- 5.2%
  Idaho State TANS
    4.500%, 06/30/99.........................................................................   3,000,000    3,017,201
                                                                                                           -----------
ILLINOIS -- 5.5%
  Illinois Health CP (LOC: Bank of America) 3.450%, 01/11/99.................................   2,000,000    2,000,000
  Southwestern Ill Development Authority SWDR (LOC: Shell Oil Co. Wood River Project) VRDN
    3.800%'D'DD'.............................................................................   1,200,000    1,200,000
                                                                                                           -----------
                                                                                                             3,200,000
                                                                                                           -----------
KANSAS -- 0.5%
  Butler County, KS SWDR (Texaco Refining & Marketing) Ser. B (LOC: Texaco, Inc.) VRDN
    3.850%'D'DD'.............................................................................     300,000      300,000
                                                                                                           -----------
KENTUCKY -- 3.9%
  Pendleton County, KY CP (LOC: Bank of Australia) 2.950%, 02/11/99..........................   2,250,000    2,250,000
                                                                                                           -----------
LOUISIANA -- 7.3%
  Lake Charles, LA Harbor & Terminal District Port Revenue (LOC: National Westminster Bank)
    VRDN 3.150%'D'DD'........................................................................  $1,000,000  $ 1,000,000
  St. Charles Parish, LA PCR (Shell Oil Co. Project) Ser. A (LOC: Shell Oil Co.) VRDN
    3.800%'D'DD'.............................................................................   1,000,000    1,000,000
  Plaquemines Parish, LA Environmental Revenue (British Petroleum Exploration & Oil, Inc.)
    (LOC: British Petroleum) VRDN 3.850%'D'DD'...............................................   2,100,000    2,100,000
  Calcasieu Parish, LA Public Trust Authority SWDR (WPT Corp. Project) (LOC: Morgan Guaranty
    Trust Co.) VRDN 3.250%'D'DD'.............................................................     100,000      100,000
                                                                                                           -----------
                                                                                                             4,200,000
                                                                                                           -----------
MARYLAND -- 1.7%
  Baltimore County, MD PCR CP (LOC: Baltimore Gas & Electric Co.) 3.500%, 12/08/98...........   1,000,000    1,000,000
                                                                                                           -----------
MASSACHUSETTS -- 3.5%
  Massachusetts Water Resource CP (LOC: Morgan Guaranty Trust Co.) 3.500%, 12/15/98..........   2,000,000    2,000,000
                                                                                                           -----------
MICHIGAN -- 5.4%
  Detroit, MI Water Supply System (LIQ: FGIC) VRDN 3.100%'D'.................................     800,000      800,000
  Michigan State HDA (Pine Ridge) (LOC: Wachovia Bank) VRDN 3.000%'D'DD'.....................   1,300,000    1,300,000
  Michigan State HDA (Harbortown, Ltd.) (LOC: Bankers Trust Co.) VRDN 3.225%'D'..............   1,000,000    1,000,000
                                                                                                           -----------
                                                                                                             3,100,000
                                                                                                           -----------
NEBRASKA -- 4.7%
  Nebraska Higher Education Loan Program Ser. C (LOC: SLMA) VRDN 3.150%'D'...................   2,700,000    2,700,000
                                                                                                           -----------
NEVADA -- 3.5%
  Clark County, NV IDR (Cogeneration Association I Project) (LOC: Canadian Imperial Bank
    Corp.) VRDN 3.850%'D'DD'.................................................................   2,000,000    2,000,000
                                                                                                           -----------
NEW YORK -- 3.5%
  New York, NY Ser. B (LOC: MBIA) VRDN 3.700%'D'.............................................   2,000,000    2,000,000
                                                                                                           -----------

See notes to financial statements.

--------------------------------------------------------------------------------
WINTHROP MUNICIPAL MONEY FUND

                                                                                               PRINCIPAL
                                                                                                 AMOUNT       VALUE
                                                                                               ----------  -----------
OHIO -- 3.5%
  Ohio State Air Quality Development Authority Revenue (JMG Funding Ltd. Partnership) (LOC:
    Societe Generale) VRDN 3.100%'D'.........................................................  $1,000,000  $ 1,000,000
  Ohio State Public Facilities Commission (LOC: AMBAC) 6.250%, 05/01/99......................   1,000,000    1,012,264
                                                                                                           -----------
                                                                                                             2,012,264
                                                                                                           -----------
PENNSYLVANIA -- 15.4%
  Alleghany County, PA IDA PCR CP (LOC: Commerzbank) 3.600%, 11/06/98........................   2,000,000    2,000,000
  Alleghany County, PA IDA PCR CP (LOC: Commerzbank) 3.300%, 01/21/99........................   2,000,000    2,000,000
  Carbon County, PA CP (LOC: National Westminster Bank) 3.400%, 01/13/99.....................   1,000,000    1,000,000
  Philadelphia, PA School District TRANS (LOC: PNC Bank) 4.250%, 06/30/99....................   2,500,000    2,509,876
  Indiana County, PA IDA PCR (Conemaugh Project) (LOC: Union Bank of Switzerland) VRDN
    3.100%'D'................................................................................   1,400,000    1,400,000
                                                                                                           -----------
                                                                                                             8,909,876
                                                                                                           -----------
SOUTH CAROLINA -- 8.7%
  Berkeley County, SC IDR (LOC: Nucor Corp.) VRDN 3.250%'D'..................................   1,000,000    1,000,000
  Berkeley County, SC IDR (LOC: Nucor Corp.) VRDN 3.250%'D'..................................   1,000,000    1,000,000
  South Carolina Public Power CP (LOC: Santee Cooper) 3.400%, 12/09/98.......................   3,000,000    3,000,000
                                                                                                           -----------
                                                                                                             5,000,000
                                                                                                           -----------
TEXAS -- 4.1%
  Gulf Coast, TX IDA Marine Terminal Revenue (Amoco Oil Company Project) (LOC: Amoco
    Guarantee) VRDN 3.800%'D'................................................................   1,300,000    1,300,000
  Gulf Coast Waste Disposal Authority of Texas CP (LOC: Exxon Corp.) 3.650%, 11/05/98........  $1,000,000  $ 1,000,000
  Matagorda County, TX Naval District Revenue (Houston Lighting & Power Co.) (LOC: Union Bank
    of Switzerland) 3.800%, 11/01/28.........................................................     100,000      100,000
                                                                                                           -----------
                                                                                                             2,400,000
                                                                                                           -----------
UTAH -- 0.9%
  Salt Lake City, UT Airport Revenue Ser. A (LOC: Union Bank of Switzerland) VRDN 3.150%'D'..     500,000      500,000
                                                                                                           -----------
WISCONSIN -- 3.5%
  Wisconsin State Ser. A
    5.750%, 05/01/99.........................................................................   2,000,000    2,019,921
                                                                                                           -----------
WYOMING -- 1.7%
  Lincoln County, WY PCR (Exxon Project) (LOC: Exxon Corp.) VRDN 3.700%'D'...................   1,000,000    1,000,000
                                                                                                           -----------
  TOTAL MUNICIPAL OBLIGATIONS
    (amortized cost $56,009,262).........................................................................   56,009,262
                                                                                                           -----------
REGISTERED INVESTMENT COMPANIES -- 2.7%
  (amortized cost $1,583,100)
                                                                                                 SHARES
                                                                                               ----------
  Federated Tax-Free Obligations Fund........................................................   1,583,100    1,583,100
                                                                                                           -----------
TOTAL INVESTMENTS -- 99.7%
    (amortized cost $57,592,362).........................................................................   57,592,362
                                                                                                           -----------
CASH AND OTHER ASSETS
  NET OF LIABILITIES -- 0.3%.............................................................................      185,401
                                                                                                           -----------
NET ASSETS -- 100.00%....................................................................................  $57,777,763
                                                                                                           -----------
                                                                                                           -----------


'DD' Subject to Alternative Minimum Tax.

'D' Securities payable on demand. Rate shown is rate in effect at October 31, 1998. This rate is subject to change and is based on bank prime rates or an index of market interest rates.


ABBREVIATIONS USED IN THE PORTFOLIO

AMBAC   American Municipal Bond Assurance
        Corporation
CP      Commercial Paper
FGIC    Financial Guaranty Insurance Corporation
HDA     Housing Development Authority
IDA     Industrial Development Authority
IDR     Industrial Development Revenue Bond
LIQ     Liquidity Agreement
LOC     Letter of Credit
MBIA    Municipal Bond Investors Assurance Insurance
        Corporation
PCR     Pollution Control Revenue Bond
SLMA    Student Loan Marketing Association
SWDR    Solid Waste Disposal Revenue
TANS    Tax Anticipation Notes
TRANS   Tax and Revenue Anticipation Notes
VRDN    Variable Rate Demand Note

See notes to financial statements.

--------------------------------------------------------------------------------
WINTHROP U.S. GOVERNMENT MONEY FUND

U.S. GOVERNMENT                                                                                PRINCIPAL
AGENCIES -- 62.4%                                                                                AMOUNT       VALUE
                                                                                               ----------  -----------
Federal Farm Credit Bank
  5.500%, 11/02/98.........................................................................   $1,000,000  $   999,998
  5.700%, 11/03/98.........................................................................    2,000,000    2,000,006
  5.500%, 03/08/99.........................................................................      500,000      500,515

Federal Farm Credit Bank Discount Notes
  5.140%, 11/12/98.........................................................................      936,000      934,530

Federal Home Loan Bank
  5.415%, 02/10/99.........................................................................      500,000      500,144
  5.540%, 02/20/99.........................................................................    3,000,000    3,000,433
  5.630%, 05/05/99.........................................................................      250,000      250,601
  5.630%, 06/15/99.........................................................................      395,000      396,084

Federal Home Loan Mortgage Corp. Discount Notes
  4.820%, 11/04/98.........................................................................    2,000,000    1,999,197
  5.360%, 11/10/98.........................................................................    1,109,000    1,107,514
  4.820%, 11/13/98.........................................................................    5,183,000    5,174,673
  5.450%, 11/13/98.........................................................................      402,000      401,270
  5.140%, 11/16/98.........................................................................      710,000      708,479
  5.340%, 11/19/98.........................................................................    2,000,000    1,994,660
  5.050%, 12/04/98.........................................................................      625,000      622,107
  5.100%, 12/10/98.........................................................................      910,000      904,972
  5.050%, 12/28/98.........................................................................      322,000      319,425
  5.000%, 02/25/99.........................................................................      495,000      487,025

Federal National Mortgage Association
  7.050%, 12/10/98.........................................................................    1,505,000    1,507,007
  5.500%, 02/12/99.........................................................................    1,890,000    1,890,000
  5.600%, 04/22/99.........................................................................    1,000,000      999,687
  5.650%, 05/26/99.........................................................................    1,420,000    1,423,184

Federal National Mortgage Association Discount Notes
  5.100%, 12/16/98.........................................................................      845,000      839,613
  5.280%, 12/18/98.........................................................................    2,500,000    2,482,767
  5.260%, 01/29/99.........................................................................      604,000      596,146
  5.000%, 03/15/99.........................................................................      390,000      382,742

Student Loan Marketing Association
  5.740%, 12/17/98.........................................................................      250,000      250,024
  5.400%, 02/10/99.........................................................................    2,000,000    1,999,693
  5.630%, 06/02/99.........................................................................      730,000      732,094
                                                                                                          -----------

TOTAL U.S. GOVERNMENT AGENCIES
  (amortized cost $35,404,590)..........................................................................   35,404,590
                                                                                                          -----------

REPURCHASE
AGREEMENTS -- 37.4%

JP Morgan 5.550%, dated 10/30/98 due 11/02/98 in the amount of $11,207,181 (fully collateralized by $6,986,000 U.S. Treasury Bonds, 11.750%, 11/15/14, value
  $11,203,553).............................................................................  $11,202,000  $11,202,000

Chase 4.950%, dated 10/30/98 due 11/04/98 in the amount of $10,009,625 (fully collateralized by $1,000,000 Federal Home Loan Mortgage Corp. 0.000%, 02/01/28, value
  $184,968 and $13,655,000 Federal Home Loan Mortgage Corp. 0.000%, 04/01/28, value
  $10,117,976).............................................................................   10,000,000   10,000,000
                                                                                                          -----------

TOTAL REPURCHASE AGREEMENTS
  (amortized cost $21,202,000)..........................................................................   21,202,000
                                                                                                          -----------

TOTAL INVESTMENTS -- 99.8%
  (amortized cost $56,606,590)..........................................................................   56,606,590
                                                                                                          -----------

CASH AND OTHER ASSETS
  NET OF LIABILITIES -- 0.2%............................................................................       90,372
                                                                                                          -----------

NET ASSETS -- 100.00%...................................................................................  $56,696,962
                                                                                                          -----------
                                                                                                          -----------

See notes to financial statements.

WINTHROP MONEY FUNDS -- STATEMENT OF ASSETS AND LIABILITIES October 31, 1998
--------------------------------------------------------------------------------

                                                                                          MUNICIPAL     U.S. GOVERNMENT
                                                                                         MONEY FUND       MONEY FUND
                                                                                         -----------    ---------------
ASSETS:
  Investments in securities, at value (cost $57,592,362 and $56,606,590, respectively)
     (including repurchase agreements of $21,202,000 for the U.S. Government Money
     Fund)............................................................................   $57,592,362      $56,606,590
  Cash................................................................................         3,243            7,302
  Interest receivable.................................................................       354,212          284,398
  Deferred organization costs (Note A)................................................        46,874           46,874
                                                                                         -----------    ---------------
  Total assets........................................................................    57,996,691       56,945,164
                                                                                         -----------    ---------------
LIABILITIES:
  Payable to investment advisor.......................................................        20,650           20,331
  Payable to distributor..............................................................        12,906           12,707
  Dividends payable...................................................................        62,440          109,953
  Accrued expenses and other liabilities..............................................       122,932          105,211
                                                                                         -----------    ---------------
  Total liabilities...................................................................       218,928          248,202
                                                                                         -----------    ---------------
NET ASSETS............................................................................   $57,777,763      $56,696,962
                                                                                         -----------    ---------------
                                                                                         -----------    ---------------
NET ASSETS CONSIST OF:
  Capital paid-in.....................................................................   $57,777,763      $56,695,683
  Accumulated net realized gain on investments........................................            --            1,279
                                                                                         -----------    ---------------
                                                                                         $57,777,763      $56,696,962
                                                                                         -----------    ---------------
                                                                                         -----------    ---------------
  Shares outstanding..................................................................    57,777,763       56,695,683
                                                                                         -----------    ---------------
                                                                                         -----------    ---------------
  Net asset value and redemption value per share......................................         $1.00            $1.00
                                                                                               -----            -----
                                                                                               -----            -----

STATEMENT OF OPERATIONS for the year ended October 31, 1998
--------------------------------------------------------------------------------


                                                                                          MUNICIPAL     U.S. GOVERNMENT
                                                                                          MONEY FUND      MONEY FUND
                                                                                          ----------    ---------------
INVESTMENT INCOME:
  Interest.............................................................................   $2,207,956      $ 2,383,241
                                                                                          ----------    ---------------
EXPENSES:
  Investment advisory fees (Note B)....................................................     246,668           171,144
  Distribution fees (Note B)...........................................................     154,168           106,965
  Registration fees....................................................................      55,810            41,000
  Transfer agent fees..................................................................      29,100            33,800
  Custodian fees.......................................................................      55,000            47,000
  Auditing fees........................................................................      24,500            17,000
  Printing fees........................................................................      17,000            14,500
  Trustees' fees.......................................................................       9,500             6,500
  Legal fees...........................................................................      17,500            14,000
  Miscellaneous........................................................................      24,777            24,527
  Amortization of organization costs (Note A)..........................................      14,129            14,129
                                                                                          ----------    ---------------
     Total expenses....................................................................     648,152           490,565
     Less expenses reimbursed by investment advisor....................................     (93,148)         (105,492)
                                                                                          ----------    ---------------
     Net expenses......................................................................     555,004           385,073
                                                                                          ----------    ---------------
NET INVESTMENT INCOME..................................................................   1,652,952         1,998,168
                                                                                          ----------    ---------------
NET REALIZED GAIN ON INVESTMENTS.......................................................          --             1,289
                                                                                          ----------    ---------------
NET INCREASE IN NET ASSETS FROM OPERATIONS.............................................   $1,652,952      $ 1,999,457
                                                                                          ----------    ---------------
                                                                                          ----------    ---------------

See notes to financial statements.

WINTHROP MONEY FUNDS -- STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                        MUNICIPAL                   U.S. GOVERNMENT
                                                                       MONEY FUND                     MONEY FUND
                                                               ---------------------------    ---------------------------
                                                               YEAR ENDED     PERIOD ENDED    YEAR ENDED     PERIOD ENDED
                                                                10/31/98       10/31/97*       10/31/98       10/31/97*
                                                               -----------    ------------    -----------    ------------
OPERATIONS:
  Net investment income.....................................   $ 1,652,952    $   575,232     $ 1,998,168    $   795,296
  Net realized gain (loss) on investments...................            --             --           1,289            (10)
                                                               -----------    ------------    -----------    ------------
  Net increase in net assets from operations................     1,652,952        575,232       1,999,457        795,286
                                                               -----------    ------------    -----------    ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Investment income.........................................    (1,652,952)      (575,232)     (1,998,168)      (795,296)
                                                               -----------    ------------    -----------    ------------
CAPITAL STOCK TRANSACTIONS -- (NET) Note C..................    19,096,408     38,681,355      21,521,599     35,174,084
                                                               -----------    ------------    -----------    ------------
  Total increase in net assets..............................    19,096,408     38,681,355      21,522,888     35,174,074
NET ASSETS:
  Beginning of period.......................................    38,681,355             --      35,174,074             --
                                                               -----------    ------------    -----------    ------------
  End of period.............................................   $57,777,763    $38,681,355     $56,696,962    $35,174,074
                                                               -----------    ------------    -----------    ------------
                                                               -----------    ------------    -----------    ------------

*Commencement of operations was February 24, 1997.

See notes to financial statements.


WINTHROP MONEY FUNDS -- NOTES TO FINANCIAL STATEMENTS October 31, 1998
--------------------------------------------------------------------------------

NOTE (A) SIGNIFICANT ACCOUNTING POLICIES. Winthrop Money Funds ('Fund' or 'Funds') consists of two portfolios (the 'Portfolios'), the Winthrop Municipal Money Fund and the Winthrop U.S. Government Money Fund (together the 'Money Funds'), each a separate diversified series of the Winthrop Opportunity Funds (the 'Trust'). In addition, the Trust consists of the Winthrop International Equity Fund and the Winthrop Developing Markets Fund. The Trust was organized as a Delaware business trust under the laws of Delaware on May 31, 1995 and is registered under the Investment Company Act of 1940 (the 'Act'), as amended, as an open-end management investment company. The Money Funds commenced operations on February 24, 1997.

The Municipal Money Fund seeks maximum current income, consistent with liquidity and safety of principal, that is exempt from Federal income taxes by investing principally in a diversified portfolio of municipal securities. The investment objective of the U.S. Government Money Fund is maximum current income, consistent with liquidity and safety of principal, by investing in a portfolio of U.S. Government securities.

Each Portfolio is considered to be a separate entity for financial reporting and tax purposes. It is the Funds' policy to maintain a continuous net asset value of $1.00 per share for each Portfolio. The Fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that each Portfolio will be able to maintain a stable net asset value of $1.00 per share.

The Trust accounts separately for the assets, liabilities and operations of each Portfolio. Expenses directly attributable to each Portfolio are charged to that Portfolio's operations; expenses which are applicable to all portfolios are allocated among them on a pro rata basis. The Funds' financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds.

  (1) SECURITY VALUATION: Securities are valued at amortized cost, which has been determined by the Funds' Board of Trustees to represent the fair value of the Funds' investments. This involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium.

  (2) REPURCHASE AGREEMENTS: The Funds may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Funds' Advisor, subject to the seller's agreement to repurchase and the Funds' agreement to resell such securities at a mutually agreed-upon price. Securities purchased subject to repurchase agreements are deposited with the Funds' custodian or custodians authorized in accordance with guidelines approved by the Funds' Trustees. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Funds will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Funds maintain the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

  (3) FEDERAL INCOME TAXES: The Funds intend to continue to be treated as 'regulated investment companies' under Sub-chapter M of the Internal Revenue Code and to distribute substantially all of their net taxable income.

WINTHROP MONEY FUNDS -- NOTES TO FINANCIAL STATEMENTS October 31, 1998
(continued)
--------------------------------------------------------------------------------
  Accordingly, no provisions for federal income taxes have been made in the accompanying financial statements. For federal income tax purposes, the cost of securities owned at October 31, 1998, was substantially the same as the cost of securities for financial statement purposes.

  (4) INVESTMENT INCOME AND SECURITIES TRANSACTIONS: Interest income is accrued daily. Security transactions are accounted for on the date securities are purchased or sold. Discounts and premiums on securities purchased are amortized in accordance with income tax regulations which approximate generally accepted accounting principles. Security gains and losses are determined on the identified cost basis.

  (5) DIVIDENDS AND DISTRIBUTIONS: It is the policy of the Funds to declare dividends daily from net investment income. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the Funds may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the Funds not to distribute such gain.

  (6) DEFERRED ORGANIZATION COSTS: The Funds will reimburse the Advisor for costs incurred in connection with their organization. The costs are being amortized on a straight-line basis over sixty months commencing February 24, 1997.

NOTE (B) ADVISORY AND DISTRIBUTION SERVICES AGREEMENT: DLJ Investment Management Corp. (the 'Advisor') is a wholly-owned subsidiary of Donaldson, Lufkin & Jenrette Securities Corporation, which is a wholly-owned subsidiary of Donaldson, Lufkin and Jenrette, Inc. ('DLJ'). DLJ is an independently operated, indirect subsidiary of The Equitable Companies, Incorporated, a holding company controlled by AXA-UAP ('AXA'), a member of a large French insurance group. AXA is indirectly controlled by a group of four French mutual insurance companies. Under its Advisory Agreement with the Funds, the Advisor will provide investment advisory services and order placement facilities for the Funds and pay all compensation of Trustees of the Funds who are affiliated persons of the Advisor. The Advisor or its affiliates will also furnish the Funds, without charge, management supervision and assistance and office facilities. The Funds will pay the Advisor at the following annual percentage rates of the average daily net assets of each Portfolio: .40 of 1% of each Portfolio's first $1 billion and .35 of 1% of the balance. Such fees will be accrued daily and paid monthly.

For the period February 24, 1997 through October 31, 1999, the Advisor has agreed to voluntarily reduce its management fees and the Advisor or its affiliates have agreed to reimburse operating expenses by the amount that total fund operating expenses exceed 0.90% of the average daily net assets of each Fund. After October 31, 1999, the Advisor or its affiliates may, in their sole discretion, determine to discontinue this practice with respect to either Fund. As a result of the voluntary assumption of expenses, the Municipal Money Fund and U.S. Government Money Fund were reimbursed $93,148 and $105,492, respectively, during the year ended October 31, 1998.

Pursuant to Rule 12b-1 under the Act, the Fund has entered into a Distribution Services Agreement (the 'Agreement') with Donaldson, Lufkin & Jenrette Securities Corporation, the Fund's Distributor, under which the Fund pays a distribution services fee to the Distributor at an annual rate of up to .25 of 1% of its average daily net assets. Under the Agreement, each Fund is obligated to pay distribution and/or service fees to the Distributor for its distribution and service activities as reimbursement for specific expenses incurred. In addition, the Agreement provides that the Advisor may use its own resources including fees from investment companies (including the Fund) to finance the distribution of the Fund's shares.

Each Trustee who is not an affiliated person receives an attendance fee of $2,000 per meeting. In addition, each unaffiliated Trustee who is a member of the audit committee receives an attendance fee of $1,000 per meeting. Attendance fees are charged to all series of the Trust and are allocated on a pro rata basis.

NOTE (C) SHARES OF BENEFICIAL INTEREST: There is an unlimited number of shares ($0.001 par value) authorized. Transactions in shares of beneficial interest were as follows ($1.00 per share):

                                                            MUNICIPAL MONEY FUND                  U.S. GOVERNMENT MONEY FUND
                                                    -------------------------------------    -------------------------------------
                                                       YEAR ENDED         PERIOD ENDED          YEAR ENDED         PERIOD ENDED
                                                    OCTOBER 31, 1998    OCTOBER 31, 1997*    OCTOBER 31, 1998    OCTOBER 31, 1997*
                                                    ----------------    -----------------    ----------------    -----------------
Shares sold......................................    $  334,233,077       $ 152,516,396        $211,453,991        $ 155,268,954
Shares issued through reinvestment of
  dividends......................................         1,635,577             522,240           1,942,413              689,953
                                                    ----------------    -----------------    ----------------    -----------------
                                                        335,868,654         153,038,636         213,396,404          155,958,907
                                                    ----------------    -----------------    ----------------    -----------------
Shares redeemed..................................      (316,772,246)       (114,357,281)       (191,874,805)        (120,784,823)
                                                    ----------------    -----------------    ----------------    -----------------
Net increase.....................................    $   19,096,408       $  38,681,355        $ 21,521,599        $  35,174,084
                                                    ----------------    -----------------    ----------------    -----------------
                                                    ----------------    -----------------    ----------------    -----------------

* Commencement of operations was February 24, 1997.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The table below sets forth financial data for a share of capital stock outstanding throughout each period presented. This information has been derived from information provided in the financial statements.

                                                                MUNICIPAL MONEY FUND          U.S. GOVERNMENT MONEY FUND
                                                            ----------------------------     ----------------------------
                                                            YEAR ENDED      PERIOD ENDED     YEAR ENDED      PERIOD ENDED
                                                             10/31/98       10/31/97'D'       10/31/98       10/31/97'D'
                                                            ----------      ------------     ----------      ------------
Net asset value, beginning of period.......................  $   1.00         $   1.00        $   1.00         $   1.00
Net investment income......................................     0.027            0.020           0.047            0.032
Dividends from net investment income.......................    (0.027)          (0.020)         (0.047)          (0.032)
                                                            ----------      ------------     ----------      ------------
Net asset value, end of period.............................  $   1.00         $   1.00        $   1.00         $   1.00
                                                            ----------      ------------     ----------      ------------
                                                            ----------      ------------     ----------      ------------
Total return'D'D'..........................................      2.72%            2.90%(1)        4.79%            4.68%(1)
Ratio of expenses to average net assets(2).................      0.90%            0.90%(1)        0.90%            0.90%(1)
Ratio of net investment income to average net assets(2)....      2.68%            2.87%(1)        4.68%            4.65%(1)
Net assets, end of period (000's omitted)..................  $ 57,778         $ 38,681        $ 56,697         $ 35,174

 'D' Commencement of operations was February 24, 1997

'D'D' Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.

 (1) Annualized

 (2) Net of voluntary assumption by Advisor of expenses, expressed as a percentage of average net assets for the periods ended 10/31/98 and 97, respectively, as follows: Municipal Money Fund, .15% and .40% (annualized), and U.S. Government Money Fund, .25% and .45% (annualized).

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

Shareholders and Board of Trustees
Winthrop Municipal Money Fund and Winthrop U.S. Government Money Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Winthrop Municipal Money Fund and Winthrop U.S. Government Money Fund (two of the Funds constituting Winthrop Opportunity Funds) as of October 31, 1998, and the related statement of operations for the year then ended and the statement of changes in net assets and financial highlights for the year then ended and for the period from February 24, 1997 (commencement of operations) to October 31, 1997. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 1998 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Winthrop Municipal Money Fund and Winthrop U.S. Government Money Fund at October 31, 1998, the results of their operations for the year then ended, and the changes in their net assets and the financial highlights for the year then ended and for the period from February 24, 1997 to October 31, 1997, in conformity with generally accepted accounting principles.

                                                               ERNST & YOUNG LLP

New York, New York
December 10, 1998

                              WINTHROP MONEY FUNDS
                                 (800) 225-8011

                                    TRUSTEES
                   G. MOFFETT COCHRAN       ROBERT E. FISCHER
                   WILMOT H. KIDD, III        MARTIN JAFFE
                              JOHN W. WALLER, III

                                    OFFICERS
                   G. MOFFETT COCHRAN, Chairman and President
                         JAMES A. ENGLE, Vice President
             MARTIN JAFFE, Vice President, Secretary and Treasurer
                       BRIAN A. KAMMERER, Vice President

                               INVESTMENT ADVISER
                        DLJ INVESTMENT MANAGEMENT CORP.
                      277 Park Avenue, New York, NY 10172

                                   CUSTODIAN
                                 CITIBANK, N.A.
                      111 Wall Street, New York, NY 10043

                                 TRANSFER AGENT
                    FIRST DATA INVESTOR SERVICES GROUP, INC.
                      P.O. Box 61503 (3200 Horizon Drive)
                           King of Prussia, PA 19406

                                  DISTRIBUTOR
              DONALDSON, LUFKIN & JENRETTE SECURITIES CORPORATION

                              INDEPENDENT AUDITORS
                               ERNST & YOUNG LLP
                     787 Seventh Avenue, New York, NY 10019

                                 LEGAL COUNSEL
                      SKADDEN, ARPS, SLATE, MEAGHER & FLOM
                      919 Third Avenue, New York, NY 10022


This report is submitted for the general information of the stockholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which should be read carefully before investing.

                                WMF-2      12/98




                              STATEMENT OF DIFFERENCES
                              ------------------------

The dagger symbol shall be expressed as....................................  'D'
The double dagger symbol shall be expressed as............................. 'DD'